SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 213,635		$ 213,635		$ 163,362
Depreciation and amortization	1,208	$ 1,431	2,513	$ 2,805	5,455
Expenditure for segment assets			6,165		5,126
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	73,499		73,499		33,726
Depreciation and amortization			408		642
Expenditure for segment assets			1,502		1,972
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	43,516		43,516		40,698
Depreciation and amortization			543		1,040
Expenditure for segment assets			332		1,124
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	87,423		87,423		80,014
Depreciation and amortization			1,466		3,412
Expenditure for segment assets			4,167		1,347
Overhaul and coating of jet engine components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	11,033		11,033		10,182
Depreciation and amortization			175		388
Expenditure for segment assets			164		683
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ (1,836)		(1,836)		(1,258)
Depreciation and amortization			(79)		(27)
Expenditure for segment assets			$ 0		$ 0